STRATEGIC PARTNERSHIPS (Details Textuals) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Partnership [Line Items]
Payment related to exclusivity obligation - CBD (Note 34)	0	550	0
Advertising expenses	677	514	373
Magazine Luiza [Member]
Partnership [Line Items]
Percentage of Holding in Strategic Partners Voting Capital		50.00%
Payment Related To Extend the Period of Exclusivity		250
Acquired Finite-lived Intangible Asset, Amount		250
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		20
Companhia Brasileirade Distribuicao [Member]
Partnership [Line Items]
Percentage of Holding in Strategic Partners Voting Capital		50.00%
Payment Related To Extend the Period of Exclusivity		50
Acquired Finite-lived Intangible Asset, Amount		50
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		20
Marisa S.A [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			120
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			120
Lojas Americanas S.A and Bwu Comercioe Entretenimento S.A [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			51
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			240
Coelho Da Fonseca Empreendimentos Imobiliarios Ltda [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			94
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life			124
Advertising expenses			30
Dafra Da Amazonia Industria E Comercio Ltda [Member]
Partnership [Line Items]
Acquired Finite-lived Intangible Asset, Amount			20